Stockholders' (Deficit) Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 07, 2023	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 06, 2023	Jun. 05, 2023	May 12, 2023	Apr. 17, 2023
Class of Stock [Line Items]
Sale of common stock under Open Market Sales Agreement, net of issuance costs (in shares)	3,730,608
Issue price per share (in USD per share)	$ 8.21
Sale of common stock under Open Market Sales Agreement, net of issuance costs	$ 30,600	$ 2,282			$ 2,383	$ 597
Issuance of common stock upon settlement of convertible promissory note, accrued interest, and related derivative liability (in shares)	5,059,338
Issuance of common stock upon settlement of convertible promissory note, accrued interest, and related derivative liability	$ 35,000					$ 42,447
Shares issued upon conversion of convertible preferred stock and exchangeable shares previously presented as noncontrolling interests (in shares)	18,872,711
Issuance of common stock to Sesen Bio shareholders in reverse capitalization (in shares)	10,374,272
Stock offering, amount										$ 300,000
Sale of stock, maximum aggregate offering price									$ 100,000
Common stock, par value (in USD per share)			$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized (in shares)			350,000,000		350,000,000	350,000,000	350,000,000	100,000,000
Preferred stock, shares authorized (in shares)			5,000,000		5,000,000	5,000,000	5,000,000
Preferred stock, par value (in USD per share)			$ 0.001		$ 0.001	$ 0.001	$ 0.001
At-the-Market
Class of Stock [Line Items]
Sale of stock, maximum aggregate offering price									$ 100,000
Sale of stock (in shares)			0	931,250	1,136,384	226,533
Gross proceeds				$ 2,300	$ 2,400	$ 600